Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Leases [Abstract]
Operating Leases, Rent Expense, Net	$ 65,692	$ 63,603